Basis of preparation - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Other	¥ (60,573)	¥ (43,328)	¥ (24,372)
Increase in investments and advances in the Financial Services segment	(1,250,078)	(1,724,164)	(1,977,092)
Increase in content assets	(603,314)	(502,253)	(309,178)
Increase in taxes payable other than income taxes, net	¥ 4,183	17,840	19,164
Previously stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Other		(189,295)	(39,514)
Reclassified items [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase in investments and advances in the Financial Services segment		(194,499)	(75,164)
Increase in content assets		¥ (12,636)	¥ 16,486